RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2020
Disclosure of transactions between related parties [abstract]
RELATED PARTY BALANCES AND TRANSACTIONS

12. RELATED PARTY BALANCES AND TRANSACTIONS

In addition to the transactions detailed elsewhere in these condensed financial statements, the Group had the following transactions with related parties during the period.

(a)

Commercial transactions with related parties

		Six months ended June 30,
		2019	2020	2020
		CNY	CNY	US$
	Notes	(Unaudited)	(Unaudited)	(Unaudited)

CHNR’s share of office rental, rates and others to Anka Consultants Limited (“Anka”)	i	(748)	(762)	(108)
Shenzhen Feishang Management and Consulting Co., Limited (“Feishang Management”)’s share of office rental to Feishang Enterprise	ii	(83)	(83)	(12)

———————

(i)

On April 1, 2017, the Company signed an office sharing agreement with Anka, a private Hong Kong company that is owned by two directors of the Company, which superseded all previously signed agreements between the parties, pursuant to which the Company shares 184 square meters of the total area of the office premises. The agreement also provides that the Company shares certain costs and expenses in connection with their use of the office, in addition to some of the accounting and secretarial services and day-to-day office administration services provided by Anka. In 2018, Anka’s lease with the unrelated landlord was extended for two years, from July 1, 2018 to June 30, 2020. Anka signed a new contract with the unrelated landlord in July 2020 for two years, to June 30, 2022.

(ii)

On January 1, 2018, Feishang Management signed an office sharing agreement with Feishang Enterprise. Pursuant to the agreement, Feishang Management shares 40 square meters of the office premises.

(b)	Balances with related parties

The Company’s balances with related companies are unsecured and non-interest bearing. Feishang Enterprise and the Shareholder have provided letters stating their continuous financial support to the Group and that they will not recall any amounts due to them until the Group has sufficient liquidity to finance its operations. The balances are summarized as follows:

	December 31,	June 30,	June 30,
	2019	2020	2020
	CNY	CNY	US$
	(Audited)	(Unaudited)	(Unaudited)
Current:
Payable to a related company:
Feishang Enterprise	5,077	5,946	842

Payable to the Shareholder:
Feishang Group	7,097	7,738	1,095

Lease liabilities to related parties
Feishang Enterprise	287	290	41
Anka	516	—	—
	803	290	41

 (c)     Compensation of key management personnel of the Group

	Six months ended June 30,
	2019	2020	2020
	CNY	CNY	US$

Wages, salaries and allowances	474	463	67
Housing subsidies	8	9	1
Contribution to pension plans	38	45	5
	520	517	73

The amounts disclosed in the table are the amounts recognized as expenses during the respective period related to key management personnel.